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Oberweis International Opportunities Fund
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Oberweis International Opportunities Fund’s investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis International Opportunities Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis International Opportunities Fund		Investor Class	Institutional Class
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.67%	0.10%
Total Annual Fund Operating Expenses	[2]	1.92%	1.10%
Expense Reimbursement		(0.57%)	none
Total Annual Fund Operating Expenses After Expense Reimbursement		1.35%	1.10%
[1]	Management fees have been reduced to reflect the management fee reduction which took effect on December 22, 2023.
[2]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.35% and 1.10% of average daily net assets, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively (the “expense limitation”). The contractual arrangement continues in force until April 30, 2025. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis International Opportunities Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	137	548	984	2,197
Institutional Class	112	350	606	1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2020 48.70% 1Q 2020 -24.96%
Average Annual Total Returns (for the Periods Ended December 31, 2023)

The table compares the Fund’s average annual returns for the Fund’s Investor Class shares for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). Performance is not shown for the Fund’s Institutional Class shares which commenced operations on December 23, 2023.

Average Annual Returns - Oberweis International Opportunities Fund	Label	1 Year		5 Years		10 Years		Inception Date	[1]
Investor Class	Return Before Taxes	4.89%		6.05%		3.99%
Investor Class | Return After Taxes on Distributions	Return After Taxes on Distributions	4.71%		4.99%		2.71%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.89%		5.01%		3.12%
Institutional Class	Institutional Class (Return Before Taxes)	0.83%	[1]					Dec. 23, 2023
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	[2]	8.16%	[2]	4.28%	[2]
MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	10.57%		6.69%		4.88%
[1]	Since the inception of the Institutional class on December 23, 2023.
[2]	The Fund changed its broad-based securities market index from the MSCI World EX US Small Cap Growth Index to the MSCI EAFE Index to reflect that the MSCI EAFE Index may be considered more broadly representative of the overall applicable securities market.